Domestic Medium Term Notes Program (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Dec. 31, 2010		Dec. 31, 2011		Jun. 30, 2010
Debt Instrument [Line Items]
Balance at close	$ 1,398.3		$ 1,907.7		$ 1,121.1
Uncollateralized | Domestic Medium Term Notes Program
Debt Instrument [Line Items]
Balance at beginning	475.8	[1]	108.9	[1]	141.8
Notes issued	248.0				1,044.9
Settlements	(659.6)		(105.3)		(721.9)
Translation	44.7		(3.6)		11.0
Balance at close	$ 108.9	[1]			$ 475.8	[1]

[1]	Domestic Medium Term Notes Progam On April 6, 2009, Gold Fields established a R10 billion domestic medium term notes program, or the Program, in terms of which Gold Fields may, from time to time, issue notes denominated in any currency. The notes will not be subject to any minimum and maximum maturity and the maximum aggregate nominal outstanding amount of all notes will not exceed R10 billion. The Program has been registered with the bond market of the JSE Limited, or the JSE, and the notes issued can be listed on the JSE or not. Under the Program, Gold Fields issued listed notes totaling $nil (six months ended December 31, 2010: $248.0 million; fiscal year ended June 30, 2010: $1,044.9 million) and settled listed maturing notes totaling $nil (six months ended December 31, 2010: $659.6 million; fiscal year ended June 30, 2010: $721.9 million). The different notes issued matured 3, 6 or 12 months from date of issue and bear interest at JIBAR plus a margin ranging from 0.56% to 1.00% per annum except for notes with a carrying value of $44.4 million which were at a Rand fixed rate of 8.48%. The outstanding notes matured as follows: • $31.1 million (R217.0 million) on January 25, 2011; • $31.2 million (R218.0 million) on February 10, 2011; and • $43.0 million (R300.0 million) on March 2, 2011 The outstanding issued notes under the Program at December 31, 2011 were $nil (December 31, 2010: $108.9 million; June 30, 2010: $475.8 million). The Notes under the Program were guaranteed by GFIMSA, GF Holdings, Orogen and GFO. December 31, 2011 December 31, 2010 June 30, 2010 Opening balance 108.9 475.8 141.8 Notes issued - 248.0 1,044.9 Settlements (105.3) (659.6) (721.9) Translation (3.6) 44.7 11.0 Balance at close - 108.9 475.8